CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss			$ (21,809,000)	$ (38,391,000)		$ (54,454,000)		$ (41,314,000)	$ (47,173,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	$ 0	$ (12,773,000)	(1,603,000)	(20,819,000)		(20,752,000)		(18,122,000)	22,870,000
Share-based compensation expense	918,000	2,837,000	3,290,000	7,700,000		8,350,000		10,245,000	6,801,000
Issuance of warrants			500,000	0
Depreciation and amortization			288,000	241,000		326,000		285,000	109,000
Non-cash lease expense			1,063,000	636,000		909,000		0	0
Impairment of intangible assets						0		0	227,000
Changes in operating assets and liabilities:
Unbilled receivables			5,464,000	(864,000)		(2,462,000)		(4,724,000)	(2,347,000)
Prepaid expenses and other current assets			(37,000)	(2,169,000)		(21,000)		(1,073,000)	(812,000)
Accounts payable			(3,529,000)	1,902,000		1,563,000		3,918,000	(2,350,000)
Accrued liabilities			5,444,000	1,680,000		2,418,000		2,312,000	1,470,000
Deferred revenue			(29,316,000)	17,487,000		16,222,000		(4,435,000)	75,883,000
Operating lease liability			(937,000)	(645,000)		(845,000)		524,000	0
Receivable for foreign tax withholding						0		20,420,000	(20,420,000)
Net cash used in operating activities			(41,182,000)	(33,242,000)		(48,746,000)		(31,964,000)	34,258,000
Cash flows from investing activities:
Purchases of short-term investments			(92,098,000)	(218,164,000)		(272,652,000)		(420,153,000)	(190,279,000)
Proceeds from maturity of short-term investments			126,386,000	205,117,000		280,023,000		445,569,000	84,879,000
Proceeds from (purchases) of property and equipment			6,000	(173,000)					(894,000)
Purchases of property and equipment						(479,000)		(708,000)
Net cash provided by (used in) investing activities			34,294,000	(13,220,000)		6,892,000		24,708,000	(106,294,000)
Cash flows from financing activities:
Payment of RSU tax withholdings in exchange for common shares surrendered by RSU holders			(40,000)	(194,000)		(194,000)		0	0
Proceeds from exercise of stock options			0	572,000		572,000		332,000	272,000
Proceeds from issuance of common stock, gross			0	52,325,000		52,325,000		3,200,000	72,962,000
Payment of issuance costs			0	(3,672,000)		(3,652,000)		(64,000)	(3,731,000)
Collection of common stock proceeds receivable						0		0	5,274,000
Net cash (used in) provided by financing activities			(40,000)	49,031,000		49,051,000		3,468,000	74,777,000
Net (decrease) increase in cash and cash equivalents			(6,928,000)	2,569,000		7,197,000		(3,788,000)	2,741,000
Cash and cash equivalents at beginning of the period			15,740,000	8,543,000		8,543,000		12,331,000	9,590,000
Cash and cash equivalents at end of the period	8,812,000	11,112,000	8,812,000	11,112,000		15,740,000		8,543,000	12,331,000
Supplemental disclosures:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			4,347,000	0		2,189,000		8,689,000	0
Income taxes paid						0		(8,000)	(1,000)
Non-cash financing activities:
Warrants issued pursuant to cashless exercise						0		6,000	$ 0
Restricted Cash and Cash Equivalents, Noncurrent [Abstract]
Cash and cash equivalents	8,812,000		8,812,000			$ 15,740,000		$ 8,543,000
Infinity Pharmaceuticals Inc [Member]
Cash flows from operating activities:
Net loss	(11,045,000)	(12,436,000)			$ (44,369,000)		$ (45,262,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	1,774,000	867,000			3,621,000		2,695,000
Depreciation and amortization	105,000	121,000			458,000		480,000
Non-cash lease expense	(387,000)	(345,000)
Non-cash royalty revenue					(1,373,000)		(984,000)
Non-cash interest expense	45,000	45,000			180,000		180,000
Other, net	(220,000)	14,000			91,000		59,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(581,000)	(1,570,000)			(587,000)		171,000
Operating lease liability	(140,000)	(122,000)			(519,000)		(489,000)
Operating lease right-of-use asset	100,000	87,000			367,000		355,000
Accounts payable, accrued expenses and other liabilities	(2,227,000)	(196,000)			(300,000)		2,177,000
Net cash used in operating activities	(12,576,000)	(13,535,000)			(42,431,000)		(40,618,000)
Cash flows from investing activities:
Purchases of property and equipment	0	(17,000)			(17,000)		(11,000)
Purchases of available-for-sale securities	0	(14,049,000)			(16,038,000)		0
Proceeds from maturities of available-for-sale securities					16,000,000		5,500,000
Net cash provided by (used in) investing activities	0	(14,066,000)			(55,000)		5,489,000
Cash flows from financing activities:
Proceeds from issuance of common stock, gross					0		85,838,000
Proceeds from issuances of common stock, net					73,000		931,000
Proceeds from common stock sales facility, net of issuance costs					0		336,000
Net cash (used in) provided by financing activities					73,000		87,105,000
Net (decrease) increase in cash and cash equivalents	(12,576,000)	(27,601,000)			(42,413,000)		51,976,000
Cash and cash equivalents at beginning of the period	38,471,000	80,884,000			80,884,000		28,908,000
Cash and cash equivalents at end of the period	25,895,000	53,283,000	25,895,000	53,283,000	38,471,000		80,884,000
Restricted Cash and Cash Equivalents, Noncurrent [Abstract]
Cash and cash equivalents	25,737,000	53,125,000	25,737,000	53,125,000	38,313,000		80,726,000
Restricted cash, less current portion	158,000	158,000	158,000	158,000	158,000		158,000
Total cash, cash equivalents and restricted cash	$ 25,895,000	$ 53,283,000	$ 25,895,000	$ 53,283,000	$ 38,471,000		$ 80,884,000